MARKETABLE SECURITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 4 – MARKETABLE SECURITIES

On May 19, 2014 the Company entered into a six month agreement with a publicly traded company that provides real estate financing and related solutions to licensed marijuana operators, under which the other entity issued approximately 200,000 warrants to the Company as consideration for referral fees. The Company exercised 33,333 warrants into 10,825 shares of common stock of the other entity, through the cashless exercise option, leaving the Company with 166,665 warrants. The warrants fair value of $ $24,675 as of March 31, 2015 was determined using the Black Scholes Merton model with the following assumptions: estimated term of one year, annual risk-free rate of .26%, and annualized expected volatility of 120%.

The fair value of the shares as of March 31, 2015 was $ 12,665. The Company uses the published closing price of the stock to value the stock held by the Company.

NOTE 10 – MARKETABLE SECURITIES

Marketable securities of the Company represent the shares received as a payment from clients for services provided.

Marketable securities	Value as of December 31, 2014	Value as of December 31, 2013
Shares received as a payment from client	$—	$184,800
Securities from MJ Holdings, Inc.	94,776	—
Total marketable securities	$94,776	$184,800

On September 5, 2014 the Company received as a deposit 7,000,000 restricted shares in a publicly traded entity, currently called Endocan, as payment for $300,000 in accounts receivable billed to a customer. The restriction on the shares lapsed in 2014. The value of these unliquidated shares was held as collateral against the outstanding amounts owed to the Company up to $300,000 (the value of receivable of the client) until such time that the shares are liquidated and only at the time that the cash proceeds are used to pay off the receivable will any excess cash received be returned to the client in accordance with the contract. The fair value of the shares as of December 31, 2013 (with 12% restricted stock discount as of December 31, 2013) was $184,800. At December 31, 2014 the Company evaluated the shares for impairment, and noted that Endocan is not currently making material information publicly available, is delinquent on their SEC filings, and is thinly traded on the OTC pink sheets. Furthermore, the last filed financial statements show minimal assets and liabilities of over $1,000,000. Management concluded these factors were indications of impairment, and determined the shares were fully impaired, with the decline being other-than-temporary. As the shares were being held as a deposit against the receivable balance, the fair value was also recognized as a customer deposit, and the impairment will therefore fully reduce the related customer deposit, and not be recognized as an impairment expense.

On May 19, 2014 the Company entered into an agreement with MJ Holdings, Inc., a publicly traded company that provides real estate financing and related solutions to licensed marijuana operators. The Company will market MJ Holdings’ real estate financial products and offerings to its consulting clients and will direct all incoming real estate related opportunities to MJ Holdings. Under the agreement, the Company will receive 50% of management fees and profits realized from the real estate opportunities it presents, in addition to warrants to purchase shares in MJ Holdings. The initial term of the agreement was six months which could have been extended on a month to month basis, but the agreement was terminated at the end of the six month term. MJ Holdings, Inc. agreed to issue to the Company, for this six month term of the contract, 33,333 warrants to purchase common stock on each month’s anniversary of the contract. As of December 31, 2014 the Company received six tranches of warrants for the services provided under the agreement. The following table represents the initial recognition value and subsequent adjustment as of reporting date:

Warrants	Initial Fair Value	Fair Value at Conversion	Gain or (Loss)	Fair Value as of December 31, 2014
Warrant #1	$95,866	$(94,719)	$(1,147)	$—
Warrant #2	2,666		5,513	8,179
Warrant #3	53,867		(44,947)	8,920
Warrant #4	30,600		(20,282)	10,318
Warrant #5	7,133		12,920	20,053
Warrant #6	13,033		12,623	25,656
Total	$203,165	$(94,719)	$(35,320)	$73,126

At initial recognition the value of warrants is recorded as “Marketable securities” and “Revenue” for services provided. Subsequent to initial recognition all valuation adjustments are reflected through other comprehensive income (loss) as “Unrealized gain or losses from marketable securities”. In June 2014, Warrant #1 was converted to 10,825 shares of MJ Holdings common stock through the cashless exercise option. The fair value of the shares as of December 31, 2014 was $21,650, which represents a $73,069 unrealized loss on marketable securities. The Company uses the published closing price of the stock to value the stock held by the Company.

The Company uses a Black-Scholes model to measure the value of the warrants. The following assumptions were used by the Company for the Black-Scholes model valuation of the warrants as of their initial valuation:

Black-Scholes Calculator Data	Initial Valuation and Recognition
	#1	#2	#3	#4	#5	#6
Warrant
Stock price, $	8.69	4.00	8.00	6.15	2.01	2.02
Exercise price, $	6.42	8.45	7.87	6.95	3.53	2.56
Time to maturity, Years	0.5	0.5	0.5	0.5	1.0	1.0
Annual risk-free rate, %	0.05	0.05	0.05	0.05	0.04	0.11
Annualized volatility, %	70.0	70.0	70.0	70.0	70.0	70.0
Black-Scholes Value per warrant, $	2.876	0.080	1.616	0.918	0.214	0.391
Number of warrants/shares	33,333	33,333	33,333	33,333	33,333	33,333
Total value of warrants/shares, $	95,866	2,666	53,867	30,600	7,133	13,033

The following data were used by the Company for the Black-Scholes model valuation of the warrants as of December 31, 2014:

Fair Value of Warrants	As of December 31, 2014
	#2	#3	#4	#5	#6
Warrant
Stock price, $	2.00	2.00	2.00	2.00	2.00
Exercise price, $	8.45	7.87	6.95	3.53	2.56
Time to maturity, Years	1.0	1.0	1.0	1.0	1.0
Annual risk-free rate, %	0.22	0.22	0.22	0.22	0.22
Annualized volatility, %	120.0	120.0	120.0	120.0	120.0
Black-Scholes Value per warrant, $	0.25	0.27	0.31	0.60	0.77
Number of warrants/shares	33,333	33,333	33,333	33,333	33,333
Total value of warrants/shares, $	8,179	8,920	10,318	20,053	25,656